Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Available-for-sale Securities
Available-for-sale Securities, Estimated fair value	$ 48	$ 71
Held-to-maturity Securities
Held-to-maturity Securities, Estimated fair value	998	1,523
Agency mortgage-backed:residential [Member]
Available-for-sale Securities
Available-for-sale Securities, Amortized cost	48	70
Available-for-sale Securities, Gross unrealized/ unrecognized gains		1
Available-for-sale Securities, Gross unrealized/ unrecognized losses
Available-for-sale Securities, Estimated fair value	48	71
Held-to-maturity Securities
Held-to-maturity Securities, Amortized cost	1,002	1,487
Held-to-maturity Securities, Gross unrealized/ unrecognized gains	19	45
Held-to-maturity Securities, Gross unrealized/ unrecognized losses	23	9
Held-to-maturity Securities, Estimated fair value	$ 998	$ 1,523